LEASE - Cash paid for amounts included in the measurement of lease liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 37,150	¥ 40,107
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 29,483	¥ 23,959